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                         SUPPLEMENT TO YOUR PROSPECTUS

Effective March 12, 2012, under "Appendix D -- Optional Rider Investment Restrictions" of your prospectus, the table under the heading "Foundation Portfolio Planner Asset Allocation Model (Effective 8/31/11)" is deleted and replaced with:

                                                           BALANCED           BALANCED
                                                            GROWTH             TOWARDS            GROWTH           ALL-EQUITY
FUND                                                       & INCOME            GROWTH              FOCUS              FOCUS
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                                         17%                10%                 0%                 0%
American Funds Global Bond Fund                                   3%                 3%                 3%                 0%
American Funds Global Growth & Income Fund                        0%                 5%                 6%                 7%
American Funds International Fund                                 3%                 5%                 6%                 8%
BlackRock Equity Dividend V.I. Fund                               7%                 8%                 9%                10%
Fidelity VIP Mid Cap Portfolio                                    0%                 0%                 5%                 9%
Franklin Strategic Income Securities Fund                         5%                 5%                 0%                 0%
Hartford Capital Appreciation HLS Fund                            0%                 3%                 5%                 8%
Hartford Dividend and Growth HLS Fund                             7%                 8%                 9%                10%
Hartford Growth HLS Fund                                          4%                 5%                 6%                 9%
Invesco V.I. International Growth Fund                            3%                 5%                 6%                 8%
Invesco V.I. Mid Cap Core Equity Fund                             5%                 7%                 7%                 7%
Invesco V.I. Small Cap Equity Fund                                5%                 5%                 5%                 6%
MFS Research Bond Series                                         25%                17%                17%                 0%
MFS Value Series                                                  7%                 9%                10%                11%
Mutual Global Discovery Securities Fund                           9%                 5%                 6%                 7%
TOTAL                                                           100%               100%               100%               100%

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE

HV-8137